Organization and Nature of Operations - Balance sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 56,691,765	$ 8,106,815	¥ 65,901,123
Restricted cash	216,314	30,932	6,849
Time deposits and shortterm investments	44,331,407	6,339,307	46,904,548
Trade receivable, net	119,823	17,134	135,112
Inventories	8,752,439	1,251,582	8,185,604
Prepayments and other current assets	5,174,246	739,907	5,176,546
Total current assets	115,285,994	16,485,677	126,309,782
Noncurrent assets:
Longterm investments	848,672	121,358	922,897
Property, plant and equipment, net	22,774,938	3,256,773	21,140,933
Operating lease rightofuse assets, net	9,099,313	1,301,184	8,323,963
Intangible assets, net	1,191,974	170,450	914,951
Deferred tax assets	3,334,206	476,785	2,542,180
Other noncurrent assets	1,755,237	250,996	2,188,888
Total noncurrent assets	39,009,824	5,578,330	36,039,296
Total assets	154,295,818	22,064,007	162,349,078
Current liabilities:
Trade and notes payable	40,579,219	5,802,751	53,596,194
Amounts due to related parties	¥ 26,644	$ 3,810	¥ 11,492
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Operating lease liabilities, current	¥ 1,690,356	$ 241,718	¥ 1,438,092
Accruals and other current liabilities	13,412,260	1,917,924	12,397,322
Total current liabilities	63,547,653	9,087,190	69,215,896
Noncurrent liabilities:
Long-term borrowings	3,299,203	471,780	8,151,598
Operating lease liabilities, non-current	6,258,957	895,019	5,735,738
Deferred tax liabilities	691,652	98,905	864,999
Other noncurrent liabilities	6,385,370	913,096	5,696,950
Total noncurrent liabilities	17,608,422	2,517,972	21,812,800
Total liabilities	81,156,075	11,605,162	91,028,696
Total shareholders' equity	72,619,255	10,384,416	70,874,884
Total liabilities and shareholders' equity	154,295,818	$ 22,064,007	162,349,078
VIEs and VIEs' subsidiaries
Current assets:
Cash and cash equivalents	1,414,673		3,746,663
Restricted cash	3,368		3,386
Time deposits and shortterm investments	3,831,811		2,507,701
Trade receivable, net	1,162		4,258
Amounts due from the Group companies	¥ 3,679,148		¥ 3,271,021
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Group companies	Group companies	Group companies
Prepayments and other current assets	¥ 138,275		¥ 155,002
Total current assets	9,068,437		9,688,031
Noncurrent assets:
Longterm investments	75,000		171,538
Property, plant and equipment, net	83,775		124,775
Operating lease rightofuse assets, net	569,122		612,329
Intangible assets, net	20,159		666,853
Deferred tax assets	14,350		3,127
Other noncurrent assets	162,986		297,716
Total noncurrent assets	925,392		1,876,338
Total assets	9,993,829		11,564,369
Current liabilities:
Trade and notes payable	9,526		1,343,590
Operating lease liabilities, current	56,128		50,213
Accruals and other current liabilities	175,580		324,410
Total current liabilities	574,046		2,615,851
Noncurrent liabilities:
Operating lease liabilities, non-current	624,526		667,776
Deferred tax liabilities	0		4,637
Other noncurrent liabilities	24,106		31,488
Total noncurrent liabilities	648,632		703,901
Total liabilities	1,222,678		3,319,752
Total shareholders' equity	8,771,151		8,244,617
Total liabilities and shareholders' equity	9,993,829		11,564,369
VIEs and VIEs' subsidiaries | Group companies
Current liabilities:
Amounts due to related parties	¥ 332,789		¥ 897,615
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Group companies	Group companies	Group companies
VIEs and VIEs' subsidiaries | Related parties
Current liabilities:
Amounts due to related parties	¥ 23		¥ 23